Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
ASTON/TCH FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/TCH Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income consistent with prudent risk of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.51%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.51%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for the first year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term, investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The subadviser selects securities based on various methods of quantitative and fundamental analysis and research.

The subadviser seeks to maintain an average weighted portfolio maturity of three to ten years. The subadviser emphasizes investment-grade fixed income securities bearing fixed or variable interest rates, but the Fund may invest in fixed income securities of any credit quality and may invest without limit in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives are expected to consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives also may be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the assets of the Fund.

The Fund may invest in foreign securities.

		The subadviser manages risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity and maturity.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to the risk of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages and other loans to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. During periods of financial stress the markets for asset-backed and mortgage-backed securities may experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in relatively poor financial health, and their ability to pay interest and principal is uncertain. Negative economic developments, or expectations of negative economic developments, may have a more significant impact on the prices of securities rated below investment grade than on the prices of higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.” Securities of distressed companies present a heightened risk of default, or may be in default at the time of the purchase, as well as heightened liquidity risk. The Fund may incur costs in protecting its investment in the event of bankruptcy or other restructuring event.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. The increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue on a timely basis or at all, which could result in losses to the Fund. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities and the risk that the Fund will be unable to sell or otherwise close out the derivative. Derivative transactions could also expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivative may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Interest Rate Risk. Fluctuations in prevailing interest rates directly affect the market prices of bonds. When market interest rates rise, bond prices fall. The longer the time to maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (e.g., 30-year maturity) will have greater price sensitivity than a short-term bond (e.g., 2-year maturity). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The values of securities with variable interest rates are generally less sensitive to interest rate changes than those of fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general.

The reduction or withdrawal of accommodative monetary policy and/or governmental intervention in securities markets may result in higher short-term or long-term interest rates in the future, which would have a negative impact on the prices of fixed income securities and, in turn, the Fund’s net asset value.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Policy Risk. In response to the global financial crisis of 2007 to 2009 and continued economic weakness in many parts of the world, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken unprecedented steps to stabilize and support financial markets, reduce the costs of borrowing and increase the availability of short-term liquidity. Many of these efforts remain in place. The withdrawal of this support, including an increase in interest rates in the United States or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.

		U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2007 to 2009, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown.

		The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/09	7.86%
Worst quarter:	09/08	(4.95)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Taplin, Canida & Habacht, LLC (“TCH”) became the subadviser on December 1, 2006. Performance prior to that date reflects the performance of a previous subadviser.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/TCH FIXED INCOME FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	631
10 Years	rr_ExpenseExampleYear10	$ 1,422
2006	rr_AnnualReturn2006	6.38%
2007	rr_AnnualReturn2007	4.16%
2008	rr_AnnualReturn2008	(1.73%)
2009	rr_AnnualReturn2009	16.53%
2010	rr_AnnualReturn2010	8.22%
2011	rr_AnnualReturn2011	6.97%
2012	rr_AnnualReturn2012	10.04%
2013	rr_AnnualReturn2013	(1.15%)
2014	rr_AnnualReturn2014	5.89%
2015	rr_AnnualReturn2015	(3.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
1 Year	rr_AverageAnnualReturnYear01	(3.64%)
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 1993
ASTON/TCH FIXED INCOME FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	497
10 Years	rr_ExpenseExampleYear10	$ 1,133
1 Year	rr_AverageAnnualReturnYear01	(3.40%)
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
ASTON/TCH FIXED INCOME FUND | Return After Taxes on Distributions | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 1993
ASTON/TCH FIXED INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 1993
ASTON/TCH FIXED INCOME FUND | Barclays U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 5.25%.) | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 1993
ASTON/TCH FIXED INCOME FUND | Barclays U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 5.25%.) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000

[1]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, through February 28, 2017, to the extent that operating expenses exceed 0.94% of the Fund's average daily net assets with respect to Class N shares and 0.69% of the Fund's average daily net assets with respect to Class I shares. Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and Reimbursement